UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7156

Name of Fund:  MuniYield Florida Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Florida Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield Florida Insured Fund


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
District of           $  1,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds,
Columbia - 0.8%                  AMT, Series A, 5.25% due 10/01/2032 (c)                                              $     1,028


Florida - 146.2%         1,300   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                        1,366

                         1,430   Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2027                             1,487

                           700   Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due
                                 11/01/2020 (b)(c)                                                                            817

                         1,720   Broward County, Florida, Educational Facilities Authority Revenue Bonds
                                 (Nova Southeastern University), 5% due 4/01/2031 (n)                                       1,768

                         1,545   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (h)               1,595

                         3,445   Collier County, Florida, Capital Improvement Revenue Refunding Bonds, 5% due
                                 10/01/2024 (h)                                                                             3,573

                         1,000   Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B, 5%
                                 due 11/15/2027 (c)                                                                         1,028

                         1,000   Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125% due
                                 10/01/2026 (h)                                                                             1,049

                         1,000   Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25% due
                                 1/01/2036 (c)                                                                              1,052

                         2,110   First Florida Governmental Financing Commission Revenue Bonds, 5.70% due 7/01/2017 (h)     2,166

                         1,000   Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (h)          1,030

                         1,150   Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT, Series C-1,
                                 6.75% due 8/01/2014 (a)                                                                    1,158

                           415   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 4, 6.25% due 7/01/2022 (f)                                                            422

                         1,000   Florida State Board of Education, Capital Outlay, GO, Public Education, Series B, 5%
                                 due 6/01/2031 (c)                                                                          1,027

                         6,190   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due 7/01/2015 (c)    6,721

                         1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility
                                 System), 5.125% due 10/01/2033 (a)                                                         1,036



Portfolio Abbreviations


To simplify the listings of MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family



MuniYield Florida Insured Fund


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
Florida               $  1,860   Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
(concluded)                      Transportation), Series B, 5% due 7/01/2030                                          $     1,895

                         1,400   Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2031 (h)         1,452

                         1,000   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A,
                                 5% due 6/01/2038                                                                             995

                         3,000   Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (h)                          3,085

                         3,700   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2011 (i)                                 4,097

                         1,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                  1,033

                         1,780   Hillsborough County, Florida, Port District Revenue Bonds (Tampa Port Authority
                                 Project), AMT, 5% due 6/01/2026 (h)                                                        1,817

                         6,000   Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (h)(i)               6,262

                         1,000   Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (h)                      1,025

                         2,000   Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds,
                                 Series A, 5.375% due 10/01/2030 (h)                                                        2,018

                         1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                 Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (h)               1,066

                           750   Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                                 Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (h)                         799

                         1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), AMT, 5.50% due 10/01/2030 (l)                                          1,192

                         1,455   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                                 5.25% due 10/01/2032 (c)                                                                   1,525

                         1,225   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due
                                 11/01/2026 (h)                                                                             1,290

                         2,280   Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (h)                      2,346

                         2,000   Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5%
                                 due 10/01/2028 (h)                                                                         2,044

                         1,000   Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (f)           1,078

                         2,285   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (a)                       2,437

                            50   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series A, Sub-Series 3, 7.45% due 9/01/2027 (d)(e)(g)                                         50

                         1,525   Lee County, Florida, School Board, COP, Series A, 5% due 8/01/2024 (f)                     1,588

                         1,000   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (c)             1,053

                         1,000   Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (h)                 1,028

                         1,000   Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (a)          1,036

                         2,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)               2,145

                         7,500   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (f)   7,587

                         5,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
                                 Series A, 6% due 10/01/2024 (c)                                                            5,404

                         2,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University
                                 of Miami), Series A, 5.75% due 4/01/2029 (a)                                               2,133

                         1,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                                 5.25% due 7/01/2027 (c)                                                                    1,059

                         3,875   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                                 5% due 7/01/2033 (c)                                                                       3,987

                         3,480   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds, DRIVERS, Series 208, 7.285% due 8/15/2017 (a)(k)                                    3,978

                         1,655   Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A, 5.375%
                                 due 10/01/2030 (a)                                                                         1,747

                         2,000   Miami-Dade County, Florida, School Board COP, Series A, 5.50% due 10/01/2009 (f)(i)        2,102

                         1,865   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (h)     1,978

                         4,375   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.186% due 10/01/2031 (h)(p)                                                               1,176

                         5,735   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.203% due 10/01/2033 (h)(p)                                                               1,388

                         4,765   Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue
                                 Refunding Bonds (Rollins College Project), 5.50% due 12/01/2032 (a)                        5,112

                           600   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                                 Health System), 6.25% due 11/15/2024                                                         657

                         1,835   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                 Regional Healthcare), 6% due 12/01/2012 (i)                                                2,041

                         1,000   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125%
                                 due 1/01/2023 (c)                                                                          1,049

                         6,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2009 (h)(i)            6,827

                         4,000   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                                 5% due 7/01/2030 (a)                                                                       4,098

                         6,815   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                                 5% due 7/01/2035 (a)                                                                       6,985

                         1,530   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                                 due 10/01/2025 (a)                                                                         1,604

                         2,000   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)              2,099

                         1,100   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                                 due 10/01/2027 (c)                                                                         1,173

                         1,500   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due
                                 6/01/2015 (c)                                                                              1,845

                         2,000   Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due
                                 8/01/2021 (f)                                                                              2,109

                         5,000   Palm Beach County, Florida, School Board, COP, Series A, 6% due 8/01/2010 (c)(i)           5,444

                         1,300   Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (f)              1,342

                         1,000   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (h)                   1,028

                         1,500   Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due 10/01/2022 (h)    1,603

                         1,000   Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due
                                 10/01/2034 (a)                                                                             1,029

                         1,000   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2025 (h)               1,039

                         1,340   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (h)               1,382

                         1,000   Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022 (c)               1,064

                         1,055   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024 (h)                    1,126

                         2,190   Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5% due
                                 9/01/2029 (h)                                                                              2,271

                         1,400   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2031 (a)   1,473

                         1,000   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25% due
                                 10/01/2034 (h)                                                                             1,058

                         1,000   Santa Rosa County, Florida, School Board, COP, DRIVERS, Series 1293Z, 6.541%
                                 due 2/01/2014 (c)(k)                                                                       1,115

                         2,000   South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337, 7.29%
                                 due 5/01/2032 (h)(k)                                                                       2,298

                         1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                 5.80% due 10/01/2034                                                                       1,036

                         1,240   Stuart, Florida, Public Utilities Revenue Refunding and Improvement Bonds, 5.25%
                                 due 10/01/2024 (c)                                                                         1,319

                         2,280   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                                 due 10/01/2034 (c)                                                                         2,382

                         1,640   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.375% due 11/01/2034 (h)                                                        1,750

                         1,000   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.125% due 11/01/2036 (h)                                                        1,040

                         4,030   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                                 due 10/01/2028 (h)                                                                         4,178

                         2,585   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%
                                 due 10/01/2023 (h)                                                                         2,745

                         1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
                                 Series A, 5% due 6/01/2025 (m)                                                             1,039

                         1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
                                 Series A, 5% due 6/01/2035 (m)                                                             1,031


New Jersey - 1.7%        2,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                           2,077


Puerto Rico - 6.8%       1,970   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.375% due
                                 7/01/2019 (h)                                                                              2,122

                         1,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                                 Series I, 5% due 7/01/2036                                                                 1,008

                         1,145   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (i)                                                          1,217

                         3,550   Puerto Rico Public Finance Corporation, Revenue Refunding Bonds, RIB, Series 522X,
                                 6.88% due 8/01/2022 (h)(k)                                                                 4,054

                                 Total Municipal Bonds (Cost - $184,226) - 155.5%                                         191,087


                        Shares
                          Held   Short-Term Securities
                         1,311   CMA Florida Municipal Money Fund, 2.92% (j)(o)                                             1,311

                                 Total Short-Term Securities (Cost - $1,311) - 1.1%                                         1,311

                                 Total Investments (Cost - $185,537*) - 156.6%                                            192,398
                                 Other Assets Less Liabilities - 2.0%                                                       2,487
                                 Preferred Shares, at Redemption Value - (58.6%)                                         (72,047)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Shares - 100.0%                                      $   122,838
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                               $          185,551
                                                 ==================
    Gross unrealized appreciation                $            7,067
    Gross unrealized depreciation                             (220)
                                                 ------------------
    Net unrealized appreciation                  $            6,847
                                                 ==================

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) GNMA Collateralized.

(h) MBIA Insured.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net        Dividend
    Affiliate                                       Activity      Income

    CMA Florida Municipal Money Fund                   1,311          $34
    Merrill Lynch Institutional Tax-Exempt Fund      (2,600)          --*

      * Amount is less than $1,000.


(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) ACA Insured.

(m) CIFG Insured.

(n) Assured Guaranty Insured.

(o) Represents the current yield as of July 31, 2006.

(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Florida Insured Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Florida Insured Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Florida Insured Fund, Inc.


Date:  September 20, 2006